General Information / Summary of General Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018	Dec. 31, 2016	Nov. 03, 2016
Significant Accounting Policies [Line Items]
Legal Costs, Policy [Policy Text Block]
Legal contingencies
		ASML is party to various legal proceedings generally incidental to our business. ASML also faces exposures from other actual or potential claims and legal proceedings. In addition, ASML’s customers may be subject to claims of infringement from third parties alleging that the ASML equipment used by those customers in the manufacture of semiconductor products, and / or the methods relating to use of the ASML equipment, infringes one or more patents issued to those third parties. If these claims were successful, ASML could be required to indemnify such customers for some or all of the losses incurred or damages assessed against them as a result of that infringement.
Commitments and Contingencies, Policy [Policy Text Block]		In connection with proceedings and claims, our management evaluates, based on the relevant facts and legal principles, the likelihood of an unfavorable (or favorable) outcome, and whether the amount of the loss (or gain) can be reasonably estimated. Significant subjective judgments are required in these evaluations, including judgments regarding the validity of asserted claims and the likely outcome of legal and administrative proceedings. The outcome of these proceedings, however, is subject to a number of factors beyond our control, most notably the uncertainty associated with predicting decisions by courts and administrative agencies. In addition, estimates of the potential costs (or gains) associated with legal and administrative proceedings frequently cannot be subjected to any sensitivity analysis, as damage estimates or settlement offers by claimants may bear little or no relation to the eventual outcome. Finally, in any particular proceeding, we may agree to settle or to terminate a claim or proceeding in which we believe that it would ultimately prevail where we believe that doing so, when taken together with other relevant commercial considerations, is more effective than engaging in an expensive and protracted litigation, the outcome of which is uncertain.
Long-term Debt
Accounting policy
Long-term debt represents debt issued privately without registration with a government authority and is payable to others under the terms of a signed agreement. Long-term debt is initially recognized at fair value. Long-term debt is subsequently measured at amortized cost. Debt is qualified as long-term debt as long as the group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting period.
		Interest accruals and payments relating to Long-term debt are accounted for as part of the “Accrued and other liabilities”.
Interest Expense, Policy [Policy Text Block]		Interest and other costs should be accrued and recorded with the passage of time over the agreed term, regardless of when the interest receipt or payment has taken place.
Voting Rights Required For Consolidation Of Subsidiaries		50.00%
Right-of-use assets - Operating		€ 205.4		€ 137.6
Additional Cash and Cash Equivalent Related Text		P3M
Contractual Obligation	[1]	€ 8,600.4
Issuance of shares		27.2		21.8	€ 22.0
Fair value of shares issued to participating customers					28.6
Operating Lease, Liability, Current		55.6		46.3
Operating Lease, Liability, Noncurrent		153.8		93.7
Accounts Receivable, after Allowance for Credit Loss, Noncurrent		67.8		150.7
Stockholders' Equity Attributable to Parent		12,592.2		11,641.0	10,776.4	€ 10,691.1	€ 9,972.4
Other assets	[2]	830.4		806.1
Share Premium [Member]
Significant Accounting Policies [Line Items]
Issuance of shares		(43.9)		(37.5)	(42.7)
Fair value of shares issued to participating customers					28.6
Stockholders' Equity Attributable to Parent		€ 3,772.0		3,741.3	€ 3,732.5	€ 3,732.5	€ 3,693.5
Minimum
Significant Accounting Policies [Line Items]
Short Term Investments Maturity Period		3 months
Maximum
Significant Accounting Policies [Line Items]
Short Term Investments Maturity Period		1 year
Zeiss High-NA Funding Commitment [Member]
Significant Accounting Policies [Line Items]
Contractual Obligation		€ 524.8	[3]	€ 795.3				€ 760.0
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Significant Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage		24.90%

[1]	4. We have excluded unrecognized tax benefits for an amount of €227.1 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[2]	2. Other assets - non-current includes amounts with related parties of €585.3 million and €533.4 million at December 31, 2019 and 2018, respectively.
[3]	3. For further details see Note 9 Equity method investments.